SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

16. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

        Selected quarterly data for 2012 and 2011 is as follows:

	2012
	First	Second	Third	Fourth
Revenue	$114,000	$108,780	$110,383	$1,967,573
Research and development expenses	5,153,217	5,398,305	3,822,736	2,514,591
General and administrative expenses	1,831,852	1,948,995	1,546,864	2,901,812
Licensing expense	30,000	0	50,000	15,000

Operating loss	(6,931,935)	(7,269,453)	(5,334,966)	(3,635,228)

Net loss	(10,264,477)	(7,344,116)	(6,121,815)	(3,987,331)

Loss per share:
Basic and diluted	$(0.53)	$(0.36)	$(0.27)	$(0.16)

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.22)	$(0.96)	$(0.73)	$(0.36)